Equity - Schedule of Changes In Equity (Detail)		12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 29, 2022 shares	Dec. 12, 2022 shares	Jan. 27, 2022 shares	Jan. 01, 2022 shares	Jan. 01, 2021 shares	Jan. 01, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (shares)		497,887,721	483,715,049	483,715,049	464,146,647				483,715,049	464,146,647	458,274,730
Retrospective application of capital reorganization (shares)		0	409,592,675		404,410,920
Share buy-back during the year (shares)	(5,886,567)	(24,993,271)	(5,886,567)		0
Issued during the year (shares)			25,454,969	25,454,969	5,871,917	263,607	5,332,141
RSU vesting (shares)		2,094,504	0	0	0
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of classes of share capital [line items]
Issued during the year (shares)								31,475,691
Previously stated [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (shares)			0	0	54,553,972							53,863,810
Public warrants
Disclosure of classes of share capital [line items]
Issued during the year (shares)		5,595,748	0	0	0